Submission	Mar. 12, 2025
Submission [Line Items]
Central Index Key	0000827052
Registrant Name	Edison International
Registration File Number	333-281010
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES